Exhibit 99.1
HSBC Private Label Credit Card Master Note Trust (USA) I

The following is particular information about the receivables as of the close of business on November 30, 2007:

The receivables in the Trust Portfolio included $8,175,413,531.65 of Principal Receivables (reduced for discount option receivables) and $806,031,338.27 of Finance Charge and Administrative Receivables (including discount option receivables).

The accounts designated for the Trust Portfolio had an average receivables balance of $635.31 and an average credit limit of $3,746.57.

The principal weighted average age of the accounts was approximately 50.86 months.

As of the close of business on November 30, 2007:

8.66% of the accounts designated for the Trust Portfolio made minimum payments as of their respective latest statement date, in each case based on the minimum payment reflected in the prior month's statement; and

3.19% of the accounts designated for the Trust Portfolio made full payments as of their respective latest statement date, in each case based on the outstanding balance reflected in the prior month's statement.

The following tables summarize the Trust Portfolio by various criteria as of the close of business on November

30, 2007. Because the future composition of the Trust Portfolio may change over time, these tables are not necessarily indicative of the composition of the Trust Portfolio at any subsequent time. The numbers shown in the tables below may not total due to rounding.

HSBC Private Label Credit Card Master Note Trust (USA) I Composition by Account Balance Trust Portfolio November 30, 2007
Account Balance Range	Number of Accounts	Percentage of Total of Number of Accounts	Receivables	Percentage of Total Receivables
Less than or equal to $1,000.00	11,520,601	81.49%	$1,568,843,499.66	17.47%
$1,000.01 to $2,000.00	1,306,997	9.25%	1,887,775,624.59	21.02%
$2,000.01 to $3,000.00	599,925	4.24%	1,465,505,463.53	16.32%
$3,000.01 to $4,000.00	269,747	1.91%	927,904,671.42	10.33%
$4,000.01 to $5,000.00	138,005	0.98%	616,569,608.25	6.86%
$5,000.01 to $6,000.00	80,396	0.57%	439,595,853.07	4.89%
$6,000.01 to $7,000.00	55,272	0.39%	358,165,814.47	3.99%
$7,000.01 to $8,000.00	42,791	0.30%	320,391,019.22	3.57%
$8,000.01 to $9,000.00	32,479	0.23%	275,583,121.20	3.07%
$9,000.01 to $10,000.00	24,465	0.17%	232,357,628.05	2.59%
Over $10,000.00	66,398	0.47%	888,752,566.46	9.90%
Total	14,137,076	100.00%	$8,981,444,869.92	100.00%

HSBC Private Label Credit Card Master Note Trust (USA) I Composition by Credit Limit Trust Portfolio November 30, 2007

Account Credit Limit Range	Number of Accounts	Percentage of Total of Number of Accounts	Receivables	Percentage of Total Receivables
Less than or equal to $1,000.00	2,957,526	20.92%	$1,122,132,851.65	12.49%
$1,000.01 to $2,000.00	2,635,952	18.65%	818,503,312.77	9.11%
$2,000.01 to $3,000.00	2,364,232	16.72%	1,080,102,274.04	12.03%
$3,000.01 to $4,000.00	2,040,092	14.43%	1,066,925,917.97	11.88%
$4,000.01 to $5,000.00	1,726,672	12.21%	1,027,097,360.40	11.44%
$5,000.01 to $6,000.00	621,324	4.39%	598,906,841.23	6.67%
$6,000.01 to $7,000.00	302,341	2.14%	354,690,035.93	3.95%
$7,000.01 to $8,000.00	708,800	5.01%	632,487,799.99	7.04%
$8,000.01 to $9,000.00	82,394	0.58%	212,754,437.16	2.37%
$9,000.01 to $10,000.00	308,250	2.18%	473,111,523.53	5.27%
Over $10,000.00	389,493	2.76%	1,594,732,515.25	17.76%
Total	14,137,076	100.00%	$8,981,444,869.92	100.00%

HSBC Private Label Credit Card Master Note Trust (USA) I Composition by Period of Delinquency Trust Portfolio November 30, 2007

Period of Delinquency (Days Delinquent)	Number of Accounts	Percentage of Total of Number of Accounts	Receivables	Percentage of Total Receivables
Current and up to 29 days	13,925,415	98.50%	$8,561,766,644.50	95.33%
30 to 59 days	77,101	0.55%	133,084,237.99	1.48%
60 to 89 days	45,124	0.32%	90,543,955.19	1.01%
90 to 119 days	34,882	0.25%	74,286,198.57	0.83%
120 to 149 days	30,343	0.21%	66,639,472.72	0.74%
150 to 179 days	24,194	0.17%	55,096,368.08	0.61%
180 or more days	17	0.00%	27,992.87	0.00%
Total	14,137,076	100.00%	$8,981,444,869.92	100.00%

HSBC Private Label Credit Card Master Note Trust (USA) I Composition by Account Age Trust Portfolio November 30, 2007

Account Age	Number of Accounts	Percentage of Total of Number of Accounts	Receivables	Percentage of Total Receivables
Not more than 6 months	1,292,066	9.14%	$1,521,605,988.77	16.94%
Over 6 months to 12 months	1,430,854	10.12%	1,444,390,777.29	16.08%
Over 12 months to 24 months	2,852,692	20.18%	1,813,414,325.92	20.19%
Over 24 months to 48 months	2,914,721	20.62%	1,466,741,936.80	16.33%
Over 48 months to 72 months	1,613,430	11.41%	841,846,978.78	9.37%
Over 72 months to 96 months	966,913	6.84%	464,825,967.06	5.18%
Over 96 months to 120 months	823,191	5.82%	360,245,233.16	4.01%
Over 120 months	2,243,209	15.87%	1,068,373,662.14	11.90%
Total	14,137,076	100.00%	$8,981,444,869.92	100.00%

HSBC Private Label Credit Card Master Note Trust (USA) I Composition By Industry Trust Portfolio November 30, 2007

Industry	Number of Accounts	Percentage of Total of Number of Accounts	Receivables	Percentage of Total Receivables
Consumer Electronics	3,917,566	27.71%	$2,373,122,986.47	26.42%
Furniture	1,688,969	11.95%	1,571,050,672.14	17.49%
Recreational Vehicles	483,463	3.42%	1,869,516,853.81	20.82%
Department Store	4,824,772	34.13%	1,808,784,891.01	20.14%
Home Improvement	1,225,616	8.67%	644,744,971.91	7.18%
General Merchandise	1,244,863	8.81%	392,716,566.24	4.37%
Other (1)	751,827	5.32%	321,507,928.34	3.58%
Total	14,137,076	100.00%	$8,981,444,869.92	100.00%
(1) Each industry less than 2.00% of total receivables

HSBC Private Label Credit Card Master Note Trust (USA) I Geographic Distribution of Accounts Trust Portfolio November 30, 2007

State	Number of Accounts	Percentage of Total of Number of Accounts	Receivables	Percentage of Total Receivables
California	1,889,077	13.36%	1,146,635,144.71	12.77%
Texas	818,214	5.79%	718,578,768.31	8.00%
Illinois	1,144,014	8.09%	609,891,650.59	6.79%
New York	851,831	6.03%	528,121,282.04	5.88%
Michigan	783,986	5.55%	520,809,460.13	5.80%
Pennsylvania	1,197,377	8.47%	461,304,714.39	5.14%
Florida	521,593	3.69%	447,142,231.68	4.98%
Ohio	581,324	4.11%	277,718,632.50	3.09%
New Jersey	510,389	3.61%	264,061,831.73	2.94%
Wisconsin	548,030	3.88%	260,820,448.15	2.90%
Indiana	424,936	3.01%	240,588,397.81	2.68%
Minnesota	443,933	3.14%	235,083,682.20	2.62%
All Other (2)	4,422,372	31.28%	3,270,688,625.68	36.42%
Total	14,137,076	100.00%	$8,981,444,869.92	100.00%
(2) Each state less than 2.50% of total receivables

HSBC Private Label Credit Card Master Note Trust (USA) I Composition By Merchant Trust Portfolio November 30, 2007

Merchant	Number of Accounts	Percentage of Total of Number of Accounts	Receivables	Percentage of Total Receivables
Best Buy Co., Inc.	2,650,370	18.75%	$1,717,820,613.44	19.13%
Polaris Sales, Inc.	221,997	1.57%	894,587,597.43	9.96%
American Suzuki Motor Corporation	128,482	0.91%	704,081,215.52	7.84%
Menard, Inc.	1,225,196	8.67%	644,472,255.24	7.18%
The Bon-Ton Stores, Inc.	2,187,859	15.48%	604,252,714.00	6.73%
The Neiman Marcus Group, Inc.	676,587	4.79%	487,275,058.90	5.43%
Other (3)	7,046,585	49.84%	3,928,955,415.39	43.75%
Total	14,137,076	100.00%	$8,981,444,869.92	100.00%
(3) Each merchant less than 5.00% of total receivables

The subservicer uses NextGen FICO® as well as other credit scores and criteria to assess the probability of repayment on all of a borrower's consumer borrowings. NextGen FICO scores are generated by models developed on consumer data to establish patterns that are believed to be indicative of the borrower's probability of default. An obligor's NextGen FICO score is one of several factors that may be used to assess the overall credit risk of a consumer. NextGen FICO uses a borrower's historical credit data, including, among other things, payment history, delinquencies on accounts, levels of outstanding indebtedness, length of credit history, types of credit, and public records experience. NextGen FICO scores are based, in part,

on information collected by major credit bureaus that are independent third parties, the accuracy of which cannot be verified by the subservicer. NextGen FICO scores may vary by credit bureau depending on credit history available at each bureau. Once an obligor has been issued a credit card, the NextGen FICO score on the account is generally refreshed on a monthly basis. NextGen

FICO scores may change over time, depending on customer behavior and changes in credit scoring technology. Because the future composition and product mix of the Trust Portfolio may change over time, this table is not necessarily indicative of the probability of repayment on all of an obligor's consumer borrowings in the Trust Portfolio at any specific time in the future.

HSBC Private Label Credit Card Master Note Trust (USA) I Composition by NextGen FICO Score Trust Portfolio November 30, 2007

NextGen FICO Score	Receivables	Percentage of Total Receivables
No Score	$2,286,428.17	0.03%
Less than 600	1,496,275,392.28	16.66%
600 to 659	1,751,278,009.20	19.50%
660 to 719	2,304,099,078.69	25.65%
720 and Above	3,427,505,961.58	38.16%
Total	$8,981,444,869.92	100.00%

®NextGen FICO is a registered trademark of Fair Isacc Corporation, and is the Equifax Pinnacle Version 1 score.